Related Parties - Summary of Loans and Others Arising From Related Party Transaction (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 318,826
Changes in Loans receivable transactions between related parties
Loans	302,106
Collection	(7,310)
Others	13,592
Ending balance	627,214
KNOC Nigerian East & West Oil Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	29,481
Changes in Loans receivable transactions between related parties
Loans	104
Collection	0
Others	1,888
Ending balance	31,473
KNOC Nigerian East & West Oil Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(8,241)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(2,510)
Ending balance	(10,751)
Xe-Pian Xe-Namnoy Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	21,456
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	1,480
Ending balance	22,936
PT Wampu Electric Power | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	13,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(5,233)
Others	1,404
Ending balance	9,171
Gunsan Bio Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	12,396
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	12,396
Gunsan Bio Energy Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(12,396)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	(12,396)
Bigeum Resident Photovoltaic Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	11,212
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	11,212
Daejung Offshore Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	1,000
Bitgoel Eco Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	19,349
Changes in Loans receivable transactions between related parties
Loans	16,151
Collection	(710)
Others	0
Ending balance	34,790
Nepal Water Energy Development Company Private Limited [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	19,914
Collection	0
Others	0
Ending balance	19,914
PT Cirebon Energi Prasarana [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	28,100
Collection	0
Others	1,469
Ending balance	29,569
Saemangeum Sebit Power Plant [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	37,249
Collection	0
Others	0
Ending balance	37,249
Solaseado Solar Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	35,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	35,000
Recursos Solares PV De Mexico II, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	6,134
Changes in Loans receivable transactions between related parties
Loans	1,899
Collection	0
Others	424
Ending balance	8,457
Horus Solar, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	16,514
Changes in Loans receivable transactions between related parties
Loans	1,695
Collection	0
Others	1,078
Ending balance	19,287
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	13,571
Changes in Loans receivable transactions between related parties
Loans	1,913
Collection	0
Others	899
Ending balance	16,383
Kelar S.A | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	43,167
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	798
Ending balance	43,965
DE Energia SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	6,791
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	469
Ending balance	7,260
Daehan Wind Power PSC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	13,674
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	944
Ending balance	14,618
PT. Tanjung Power Indonesia | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,090
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(1,114)
Others	24
Ending balance	0
Bitsolar Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,165
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,165
Pulau Indah Power Plant Sdn. Bhd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	10,475
Collection	0
Others	(268)
Ending balance	10,207
Guadalupe Solar SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,360
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(253)
Others	237
Ending balance	3,344
Foresight Iberian Solar Group Holding, S.L | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	59,333
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	1,969
Ending balance	61,302
Capman Lynx SCA, SICAR | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	29,770
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	1,858
Ending balance	31,628
Capman Lynx SCA, SICAR | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	(4,467)
Collection	0
Others	0
Ending balance	(4,467)
Daesan Green Energy Co., Ltd. [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	3,514
Collection	0
Others	0
Ending balance	3,514
Nghi Son 2 Power LLC [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	185,306
Collection	0
Others	1,429
Ending balance	186,735
S-Power Co., Ltd. [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	253
Collection	0
Others	0
Ending balance	₩ 253